Condensed Consolidated Statements of Operations and Comprehensive Loss (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue:
Gross royalty revenue	$ 362	$ 316	$ 418	$ 481	$ 482	$ 93	$ 190	$ 493	$ 0	$ 780	$ 963	$ 1,697	$ 776	$ 0
Gross license fee revenue												0	0	7,292
Gross milestone revenue						0	10,000	0	0			0	10,000	10,000
Gross other revenue		0	50	0	0	0	250	0	0			50	250	2,402
Advertising expense - Purdue Pharma	0	(140)	(86)	(283)	(6,312)	(1,429)	0	0	0	0	(6,595)	(6,821)	(1,429)	0
Net revenue	362	176	382	198	(5,830)	(1,336)	10,440	493	0	780	(5,632)	(5,074)	9,597	19,694
Operating expenses:
Research and development	585	1,753	2,410	898	1,843	2,918	3,057	2,859	2,357	1,293	2,741	6,904	11,191	11,273
General and administrative	3,079	3,941	2,658	3,030	2,802	2,265	2,483	2,731	2,784	5,575	5,832	12,431	10,263	12,185
Goodwill impairment	0	0	0	2,962	0					0	2,962	2,962	0	0
Total operating expenses	3,664	5,694	5,068	6,890	4,645	5,183	5,540	5,590	5,141	6,868	11,535	22,297	21,454	23,458
Loss from operations	(3,302)	(5,518)	(4,686)	(6,692)	(10,475)	(6,519)	4,900	(5,097)	(5,141)	(6,088)	(17,167)	(27,371)	(11,857)	(3,764)
Interest and other income (expense), net	(24)	(17)	(17)	(16)	(25)	(35)	(45)	(43)	(36)	(42)	(41)	(75)	(159)	(116)
Net loss	(3,326)	(5,535)	(4,703)	(6,708)	(10,500)	(6,554)	4,855	(5,140)	(5,177)	(6,130)	(17,208)	(27,446)	(12,016)	(3,880)
Basic and diluted net loss per share	$ (0.18)	$ (0.29)	$ (0.25)	$ (0.36)	$ (0.56)					$ (0.32)	$ (0.92)	$ (1.46)	$ (0.70)	$ (0.29)
Cash distribution declared per common share (usd per share)	$ 1.33			$ 0.00						$ 1.33	$ 0.00
Weighted Average Number of Shares Outstanding, Basic and Diluted	18,982	18,842	18,782	18,757	18,703					18,913	18,731	18,772	17,052	13,534
Other comprehensive loss:
Net loss	(3,326)	(5,535)	(4,703)	(6,708)	(10,500)	(6,554)	4,855	(5,140)	(5,177)	(6,130)	(17,208)	(27,446)	(12,016)	(3,880)
Changes in unrealized gain (loss) on marketable securities	(11)			(16)						(13)	(16)	15	(22)	27
Comprehensive loss	$ (3,337)	$ (5,544)	$ (4,663)	$ (6,724)	$ (10,500)	$ (6,552)	$ 4,862	$ (5,142)	$ (5,206)	$ (6,143)	$ (17,224)	$ (27,431)	$ (12,038)	$ (3,853)